Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues
The following table presents revenues and percentage of consolidated and combined carve-out revenues for any customers that accounted for more than 10% of the Partnership's consolidated and combined carve-out revenues during the years ended December 31, 2015, 2014 and 2013.

(in US$ millions)	2015	2014	2013
Revenue - Vitol Group	220.0	232.4	227.9
Percentage of total revenue - Vitol Group	76.0%	76.6%	76.2%